SCHEDULE OF WARRANT AND BROKER WARRANTS EXERCISES (Details) - CAD ($)		9 Months Ended
	Oct. 01, 2025	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Total warrants issuance, proceeds		$ 23,941,100	$ 373,244
Total exercises of warrants issuance and broker warrants issuance, shares	6,001,216
Total exercises of warrants issuance and broker warrants issuance, value	$ 32,078,375
Warrants issuance [member]
IfrsStatementLineItems [Line Items]
Total warrants issuance, number exercised	5,622,994
Total warrants issuance, proceeds	$ 28,949,428
Broker warrants issuance [member]
IfrsStatementLineItems [Line Items]
Total broker warrants issuance, number exercised	378,222
Total broker warrants issuance, proceeds	$ 3,128,947
October Thirty Twenty Twenty Three [Member] | Warrants issuance [member]
IfrsStatementLineItems [Line Items]
Total warrants issuance, number exercised	256,000
Total warrants issuance, proceeds	$ 847,429
February 26, 2024 [member] | Warrants issuance [member]
IfrsStatementLineItems [Line Items]
Total warrants issuance, number exercised	256,124
Total warrants issuance, proceeds	$ 1,580,782
April 29, 2024 [Member] | Warrants issuance [member]
IfrsStatementLineItems [Line Items]
Total warrants issuance, number exercised	540,540
Total warrants issuance, proceeds	$ 1,789,333
April 29, 2024 [Member] | Broker warrants issuance [member]
IfrsStatementLineItems [Line Items]
Total broker warrants issuance, number exercised	27,028
Total broker warrants issuance, proceeds	$ 304,854
November 19, 2024 [member] | Warrants issuance [member]
IfrsStatementLineItems [Line Items]
Total warrants issuance, number exercised	266,667
Total warrants issuance, proceeds	$ 882,204
May 5, 2025 [member] | Warrants issuance [member]
IfrsStatementLineItems [Line Items]
Total warrants issuance, number exercised	464,000
Total warrants issuance, proceeds	$ 1,845,752
May 5, 2025 [member] | Broker warrants issuance [member]
IfrsStatementLineItems [Line Items]
Total broker warrants issuance, number exercised	90,750
Total broker warrants issuance, proceeds	$ 333,812
June 12, 2025 [member] | Warrants issuance [member]
IfrsStatementLineItems [Line Items]
Total warrants issuance, number exercised	2,762,500
Total warrants issuance, proceeds	$ 14,050,264
July 21, 2025 [member] | Warrants issuance [member]
IfrsStatementLineItems [Line Items]
Total warrants issuance, number exercised	1,077,163
Total warrants issuance, proceeds	$ 7,953,664
February 26, 2024 [Member] | Broker warrants issuance [member]
IfrsStatementLineItems [Line Items]
Total broker warrants issuance, number exercised	26,800
Total broker warrants issuance, proceeds	$ 315,267
July 21, 2025 [Member] | Broker warrants issuance [member]
IfrsStatementLineItems [Line Items]
Total broker warrants issuance, number exercised	233,644
Total broker warrants issuance, proceeds	$ 2,175,014